Provisions, contingent liabilities, contingent assets and credit commitments - Legislative liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
New South Wales
Legislative liabilities
Actuarial assessment liability	$ 22	$ 20
Victoria
Legislative liabilities
Actuarial assessment liability	7	9
South Australia
Legislative liabilities
Actuarial assessment liability	6	5
Queensland
Legislative liabilities
Actuarial assessment liability	1	2
Australian Capital Territory
Legislative liabilities
Actuarial assessment liability		1
Western Australia
Legislative liabilities
Actuarial assessment liability	1	2
Tasmania
Legislative liabilities
Actuarial assessment liability	$ 1	$ 1